LONG-TERM INVESTMENTS, NET - Investments in equity method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LONG-TERM INVESTMENTS, NET
Equity method investments	¥ 360,965		¥ 436,344
Equity method investment impairment	0		10,369	¥ 0
Income (loss) from investment	¥ 10,200	$ 1,396	¥ 9,098	¥ 44,588